Goodwill And Other Intangible Assets (Summary Of Changes In Carrying Amount Of Goodwill, By Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Beginning balance	$ 73,601	$ 72,782
Goodwill acquired	5	980
Goodwill impairment	(2,745)
Other	(19)	(161)
Ending balance	70,842	73,601
Wireless
Beginning balance	35,755	35,037
Goodwill acquired	5	937
Goodwill impairment	0
Other	(5)	(219)
Ending balance	35,755	35,755
Wireline
Beginning balance	31,670	31,608
Goodwill acquired	0	0
Goodwill impairment	0
Other	1,968	62
Ending balance	33,638	31,670
Advertising Solutions
Beginning balance	5,731	5,731
Goodwill acquired	0	0
Goodwill impairment	(2,745)
Other	(1,927)	0
Ending balance	1,059	5,731
Other [Member]
Beginning balance	445	406
Goodwill acquired	0	43
Goodwill impairment	0
Other	(55)	(4)
Ending balance	$ 390	$ 445